Common Stock and Additional Paid In Capital - Issuance of Series A Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Feb. 10, 2011	Oct. 17, 2011	Dec. 31, 2011	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Dec. 31, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Feb. 10, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Corcovado [Member]	Apr. 12, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Olympia [Member]	Sep. 02, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Poseidon [Member]	Oct. 17, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Mykonos [Member]
Preferred stock shares issued				52,238,806
Conversion Premium					127.50%
Shares issued in relation to the preferred stock dividend						5,158,762	644,844	584,464	144,909
Optional conversion rate					0.7
Stock Issued During Period, Value, Acquisitions				$ 280,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable				268,000
Business Acquisition, Cost of Acquired Entity, Purchase Price				318,000
Business Acquisition, Cost of Acquired Entity, Cash Paid				$ 50,000
Preferred Stock, Dividend Rate, Percentage			6.75%		6.75%
Percentage Of Preferred Stock Converted						25.00%	25.00%	25.00%	25.00%
Conversion of Stock, Shares Converted		6,532,979				13,059,701	13,059,701	13,059,701	13,059,701
Stock Issued During Period, Shares, Conversion of Convertible Securities	10,242,903	5,123,905					10,242,903	10,242,903	10,242,903